Goodwill and intangible assets - Movement analysis of goodwill (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill and intangible assets beginning balance	$ 23,453
Goodwill and intangible assets ending balance	24,357	$ 23,453
Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill and intangible assets beginning balance	13,588
Goodwill and intangible assets ending balance	12,986	13,588
Goodwill | Gross amount
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill and intangible assets beginning balance	22,902	21,445
Exchange differences	(617)	1,490
Other	(105)	(33)
Goodwill and intangible assets ending balance	22,180	22,902
Goodwill | Accumulated impairment losses
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill and intangible assets beginning balance	(9,314)	(9,115)
Exchange differences	120	(327)
Other	0	128
Goodwill and intangible assets ending balance	$ (9,194)	$ (9,314)